Acquisition - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 13, 2021	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Business Acquisition [Line Items]
Business acquisition, net of cash acquired		$ 9,620	$ 0	$ 2,457
VanderSat
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 22,800
Business acquisition, net of cash acquired	9,600
Business combination, equity interests issued and issuable	$ 12,900
Business combination, share price (in dollars per share)	$ 9.47
Business combination, consideration transferred, liabilities incurred	$ 300
VanderSat | Common Class A
Business Acquisition [Line Items]
Business combination, equity interests issued and issuable (in shares)	1,900,739
VanderSat | Common Class A | Share-based Payment Arrangement
Business Acquisition [Line Items]
Business combination, equity interests issued and issuable (in shares)	543,391
VanderSat | Common Class A | Purchase Consideration
Business Acquisition [Line Items]
Business combination, equity interests issued and issuable (in shares)	1,357,348